SUBSEQUENT EVENTS (Details Narrative)																			1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 24, 2017 USD ($)	Apr. 19, 2017 USD ($) shares	Apr. 01, 2017 USD ($) $ / shares shares	Mar. 21, 2017 USD ($) Number $ / shares	Mar. 03, 2017 USD ($) $ / shares shares	Feb. 16, 2017 shares	Feb. 10, 2017 USD ($)	Jan. 02, 2017 shares	Dec. 29, 2016 USD ($) shares	Dec. 21, 2016 USD ($) $ / shares shares	Dec. 06, 2016 $ / shares shares	Nov. 30, 2016 USD ($) Number $ / shares shares	Nov. 01, 2016 shares	Oct. 02, 2016 $ / shares shares	Sep. 22, 2016 $ / shares shares	Apr. 05, 2016 $ / shares shares	Jan. 08, 2015 shares	Jan. 05, 2015 USD ($)	Mar. 21, 2017 USD ($) Number $ / shares shares	Dec. 29, 2016 USD ($)	Nov. 30, 2016 USD ($) Number $ / shares shares	Mar. 31, 2017 $ / shares shares	Dec. 31, 2016 shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Sep. 30, 2016 shares	Sep. 30, 2015 shares	Sep. 29, 2016 $ / shares	Sep. 16, 2016 Number	Dec. 23, 2015 Number	Mar. 26, 2013 shares	Dec. 10, 2012 shares	Mar. 22, 2012 shares
Number of awarded shares | shares																						23,000	102,000			152,250	10,000
Proceeds from issuance of private placement | $																								$ 2,981,300
Value of shares issued | $																								$ 2,981,300
2012 Omnibus Incentive Compensation Plan [Member]
Number of options authorized | shares													500,000		500,000	200,000															75,000	27,500	1,667
Description of plan terms

(i) increase the total number of shares of Common Stock available for grant under the 2012 Plan from 75,000 shares to an aggregate of 500,000 shares, (ii) add an "evergreen" provision which, on January 1 of each year through 2022, automatically increases the number of shares subject to the 2012 Plan by the lesser of: (a) a number equal to 10% of the shares of Common Stock authorized under the 2012 Plan as of the preceding December 31st, or (b) an amount, or no amount, as determined by the Board, but in no event may the number of shares of Common Stock authorized under the 2012 Plan exceed 885,781 and (iii) increase the annual individual award limits under the 2012 Plan to 100,000 shares of Common Stock, subject to adjustment in accordance with the 2012 Plan;

(i) increase the total number of shares of Common Stock available for grant under the 2012 Plan from 200,000 shares to an aggregate of 500,000 shares, (ii) add an "evergreen" provision which, on January 1st of each year through 2022, automatically increases the number of shares subject to the 2012 Plan by the lesser of: (a) a number equal to 10% of the shares of Common Stock authorized under the 2012 Plan as of the preceding December 31st, or (b) an amount, or no amount, as determined by the Board, but in no event may the number of shares of Common Stock authorized under the 2012 Plan exceed 885,781 and (iii) increase the annual individual award limits under the 2012 Plan to 100,000 shares of Common Stock, subject to adjustment in accordance with the 2012 Plan.

Number of awarded shares | shares								50,000									1,250
Description of vesting rights																	The option vesting is contingent upon the achievement of agreed upon goals.
Weighted exercise price of awarded shares (in dollars per share)																						$ 8.94		$ 8.94
Three-Month Long Consulting Engagement With Dr. Eric Warner [Member]
Number of awarded shares | shares																	250,000
Monthly professional fees | $																		$ 30,000
Master Purchase and Option Agreement [Member[ | Subsequent Event [Member] | Arcadian Telepsychiatry LLC (''Arcadian'') [Member]
Number of common stock issued | shares			1,000
Amount of capital contribution | $			$ 100,000
Shares issued (in dollars per share)			$ 5.90
Value of shares issued | $			$ 5,900
Consulting Agreement [Member] | Subsequent Event [Member] | AI & J Media, Inc. [Member]
Monthly professional fees | $		$ 10,000
Number of shares issued upon services | shares		5,000
Common Stock [Member]
Number of common stock issued | shares																								477,000
Value of shares issued | $																								$ 500
Number of shares issued upon services | shares																								20,000
Aspire Capital Fund, LLC, an Illinois Limited Liability Company [Member] | Common Stock [Member] | Purchase Notice [Member]
Description of purchase price
1)	the lowest sale price of the Company’s common stock on the purchase date; or
2)	the arithmetic average of the three (3) lowest closing sale prices for the Company’s common stock during the twelve (12) consecutive trading days ending on the trading day immediately preceding the purchase date.

Purchase price (in dollars per share)											$ 0.50
Aspire Capital Fund, LLC, an Illinois Limited Liability Company [Member] | Common Stock [Member] | Purchase Notice [Member] | Maximum [Member]
Common stock issued price per share											$ 0.50
Number of common stock issued per business day | shares											50,000
Aspire Capital Fund, LLC, an Illinois Limited Liability Company [Member] | Common Stock [Member] | Purchase Agreement [Member]
Purchase agreement term											30 months
Aspire Capital Fund, LLC, an Illinois Limited Liability Company [Member] | Common Stock [Member] | Purchase Agreement [Member] | Maximum [Member]
Number of common stock issued | shares											10,000,000
Aspire Capital Fund, LLC, an Illinois Limited Liability Company [Member] | Common Stock ("Commitment Shares") [Member] | Purchase Agreement [Member]
Number of common stock issued | shares											80,000
Staff Members [Member]
Number of awarded shares | shares														102,000
Description of vesting rights														Vest pro-rata over 12 months starting on the date of grant.
Weighted exercise price of awarded shares (in dollars per share)														$ 6.00
Staff Members [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Number of awarded shares | shares						5,000								102,000		7,250
Description of vesting rights						Options vest pro-rata over 36 months starting on the date of grant.								Options vest pro-rata over 12 months starting on the date of grant.		These shares vest pro-rata over 12 months starting on the date of grant.
Mr. George Carpenter & Mr. Paul Buck [Member]
Description of vesting rights																50% vested on the date of grant and the remaining 50% vest pro rata over twelve months starting on the date of grant.
Weighted exercise price of awarded shares (in dollars per share)																$ 5.10
Mr. Robin L. Smith [Member]
Purchase price (in dollars per share)												$ 6.25									$ 6.25
Mr. Robin L. Smith [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Description of vesting rights

(a) 20% vested on the date of grant, (b) 20% vested upon receiving CMS approval to bill Medicare, (c) 20% will vest upon signing a healthcare system to use our PEER technology, (d) 20% will vest upon signing a multi-practitioner group to use our PEER technology, and (e) 20% will vest upon up-listing to an exchange in 1 year.

Mr. George Carpenter [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Description of vesting rights

a) 25% vested on the date of grant, (b) 25% vested on the date that we received CNS approval to bill Medicare, (c) 25% will vest upon signing a healthcare system to use our PEER technology and (d) 25% will vest upon signing a multi-practitioner group to use our PEER technology.

Mr. Paul Buck [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Description of vesting rights

(a) 25% vested on the date of grant, (b) 25% vested on the date that we received CNS approval to bill Medicare, (c) 25% will vest upon signing a healthcare system to use our PEER technology and (d) 25% will vest upon up-listing to an exchange in 1 year.

Mr. Paul Buck [Member] | Confidential Employment Separation and Release Agreement | Subsequent Event [Member]
Payment made to related party | $	$ 105,333
Accrued paid time off | $	32,000
Accrued pay | $	$ 73,333
Mr. Thomas Tierney (Tierney Family Trust) [Member]
Purchase price (in dollars per share)												$ 6.25									$ 6.25
Mr. Thomas Tierney (Tierney Family Trust) [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share)																												$ 6.00
John Pappajohn [Member]
Number of accredited investors | Number																													12
John Pappajohn [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share)															$ 6.00
Robert Follman (Follman Family Trust) [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share)															6.00
Geoffrey E. Harris [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share)															6.00
Mr. Michal Votruba [Member] | 2012 Omnibus Incentive Compensation Plan [Member]
Weighted exercise price of awarded shares (in dollars per share)															$ 6.00
Sixteen Accredited Investors [Member] | Second Amended Note & Warrant Agreement [Member]
Number of accredited investors | Number																														16
Private Placement [Member] | Four Accredited Investors [Member]
Number of common stock issued | shares										48,000									237,000
Proceeds from issuance of private placement | $										$ 300,000									$ 237,000
Number of accredited investors | Number				4															4
Common stock issued price per share										$ 6.25
Shares issued (in dollars per share)				$ 6.25						$ 6.25									$ 6.25
Private Placement [Member] | Mr. Robin L. Smith [Member]
Number of common stock issued | shares												16,000									16,000
Proceeds from issuance of private placement | $												$ 100,000									$ 100,000
Purchase price (in dollars per share)												$ 6.25									$ 6.25
Shares issued (in dollars per share)												$ 6.25									$ 6.25
Private Placement [Member] | Mr. Thomas Tierney (Tierney Family Trust) [Member]
Number of common stock issued | shares												32,000									32,000
Proceeds from issuance of private placement | $												$ 200,000									$ 200,000
Shares issued (in dollars per share)												$ 6.25									$ 6.25
Private Placement [Member] | Six Accredited Investors [Member]
Number of common stock issued | shares																					160,000
Proceeds from issuance of private placement | $																					$ 1,000,000
Number of accredited investors | Number												6									6
Common stock issued price per share												$ 6.25									$ 6.25
Private Placement [Member] | John Pappajohn [Member]
Number of common stock issued | shares									16,000										72,000		32,000			120,000
Proceeds from issuance of private placement | $				$ 250,000			$ 200,000		$ 100,000			$ 200,000							$ 450,000	$ 100,000	$ 200,000			$ 750,000
Purchase price (in dollars per share)																						$ 6.25		$ 6.25
Shares issued (in dollars per share)												$ 6.25									$ 6.25
Private Placement [Member] | Geoffrey E. Harris [Member]
Number of common stock issued | shares					5,000														5,000
Proceeds from issuance of private placement | $					$ 31,250														$ 31,250
Purchase price (in dollars per share)					$ 6.25